Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Adviser Class
Account Value [Line Items]
Account Value	$ 20,189	$ 18,961	$ 17,298	$ 20,542	$ 12,720	$ 13,867	$ 13,075	$ 12,258	$ 10,167	$ 11,035	$ 10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,590	12,793	11,704	13,932	8,645	9,453
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,259	17,319	15,969	19,152	11,978	13,194	12,557	11,895	9,960	10,924	10,000
Adviser Class
Account Value [Line Items]
Account Value	$ 14,809	14,260	12,145	16,787	9,263	10,485	10,501	10,137	8,144	9,594
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,288	14,760	12,607	17,468	9,659	10,963	11,004	10,651	8,578	10,128	9,449
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,015	14,611	12,564	17,543	9,781	11,177	11,304	11,024	8,947	10,641	10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Account Value	$ 21,784	19,289	17,343	18,742	12,890	14,231	13,258	12,361	10,637	10,386	10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 19,853	16,124	13,555	15,737	10,916	10,247
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Account Value	$ 15,563	13,781	12,391	13,390	9,209	10,167
Russell 3000 Total Return. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Account Value	$ 21,784	19,289	17,343	18,742	12,890	14,231	13,258	12,361	10,637	10,386	10,000
Russell 3000 Total Return. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 28,942	23,506	19,761	22,942	15,914	14,938	13,707	11,942	10,077	9,866
Russell 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Total Return
Account Value	$ 18,937	17,023	15,423	17,768	10,885	12,881	13,134	11,781	9,953	9,932
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Total Return
Account Value	$ 19,256	17,310	15,684	18,067	11,069	13,099	13,356	11,979	10,121	10,099	10,000
Russell 3000 Total Return. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Total Return
Account Value	$ 19,256	$ 17,310	$ 15,684	$ 18,067	$ 11,069	$ 13,099	$ 13,356	$ 11,979	$ 10,121	$ 10,099	$ 10,000